Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 175,423,476	$ 177,866,399	$ 300,130,550
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	128,324,920	79,153,628	146,845,198
Reverse repurchase Transactions Debtors	60,842,046	40,837,234	4,309,110
Loans to Financial Institutions	6,500,000		1,964,438
Overnight Placements in Foreign Banks	1,661,834	10,720,687	11,101,128
Mutual Funds	2,760,728	6,764,519	8,083,157
Time Deposits	3,306,869	665,630	598,963
Total Cash and Cash Equivalents	$ 378,819,873	$ 316,008,097	$ 473,032,544	$ 276,357,893